Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Term borrowings		$ 1,315,176,000		$ 1,880,105,000
Loans, net of unearned income		17,686,502,000	[1]	16,230,166,000	$ 15,389,074,000
Retail Real Estate Residential [Member]
Debt Instrument [Line Items]
Loans, net of unearned income		$ 52,800,000		$ 76,800,000
Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Debt instrument maturity date				Jan. 15, 2015
Debt instrument interest rate				5.05%
Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Debt instrument maturity date		Apr. 01, 2016
Debt instrument interest rate		5.65%
Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 01, 2019
Debt instrument interest rate		2.95%
Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 22, 2037
Debt instrument interest rate at period end		0.81%		0.54%
Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Debt instrument maturity date				Dec. 15, 2015
Debt instrument interest rate				5.375%
Debt Instrument Maturity Date - 12/15/20 - 3.50%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 15, 2020
Debt instrument interest rate		3.50%
Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Debt instrument maturity date				Apr. 15, 2034
Debt instrument interest rate				6.30%
Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 31, 2031
Debt instrument interest rate		9.50%
Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2034
Debt instrument interest rate at period end		0.59%		0.33%
Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2018
Debt instrument interest rate		4.97%
Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Feb. 01, 2033
Debt instrument interest rate		4.97%
Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Debt instrument maturity date		Aug. 08, 2036
Debt instrument interest rate		2.38%
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Term borrowings	[2],[3]	$ 0		$ 304,525,000
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Term borrowings	[2],[3]	252,893,000		264,667,000
First Tennessee Bank National Association [Member] | Senior capital notes | Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Term borrowings	[3]	401,586,000		398,011,000
First Tennessee Bank National Association [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Term borrowings	[4]	64,365,000		62,562,000
First Horizon National Corporation | Subordinated Debt | Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Term borrowings	[3]	0		212,474,000
First Horizon National Corporation | Senior capital notes | Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Term borrowings	[3]	0		508,358,000
First Horizon National Corporation | Senior capital notes | Debt Instrument Maturity Date - 12/15/20 - 3.50%
Debt Instrument [Line Items]
Term borrowings		491,268,000	[3]	0
FT Real Estate Securities Company, Inc. [Member] | Cumulative Preferred | Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Term borrowings	[2]	45,964,000		45,896,000
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Term borrowings	[5]	41,100,000		65,612,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Term borrowings		7,301,000		7,301,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Term borrowings		8,000,000		8,000,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Term borrowings		$ 2,699,000		$ 2,699,000

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	A portion q ualifies for total capital under the risk-based capital guidelines.
[3]	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.
[4]	Secured by trust preferred loans.
[5]	On December 31, 2015 and 2014, borrowings secured by $52.8 million and $76.8 million, respectively, of residential real estate loans.